Financial Risk Management - Financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	$ 526,974		$ 586,569
Total liabilities as per the statement of financial position	2,293,600		2,209,457
Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,208,344		1,126,658
Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	8,927
Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,076,329		1,082,799
Liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0
Liabilities at fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0
Liabilities at fair value through profit and loss | Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	2,293,600		2,209,457
Liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,208,344		1,126,658
Liabilities at amortized cost | Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	8,927
Liabilities at amortized cost | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,076,329		1,082,799
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	106,203		118,316
Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	135,491		136,698
Other financial assets (*)
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	89,557	[1]	86,690
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	27
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	195,696		244,865
Other financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	20,677		41,379
Other financial assets at fair value through profit or loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0
Other financial assets at fair value through profit or loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0
Other financial assets at fair value through profit or loss | Other financial assets (*)
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	20,650	[1]	41,379
Other financial assets at fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	27
Other financial assets at fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	506,297		545,190
Other financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	106,203		118,316
Other financial assets at amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	135,491		136,698
Other financial assets at amortized cost | Other financial assets (*)
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	68,907	[1]	45,311
Other financial assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	$ 195,696		$ 244,865

[1]	Other financial assets measured at fair value are Level 1 hierarchy.